DISCONTINUED OPERATIONS - Schedule Discontinued Operations (Details) (USD $)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
Accounting Policies [Abstract]
Revenues - real estate		$ 283,966	$ 1,270,916			$ 724,090
Cost of sales- real estate		(243,837)	(1,061,320)			(576,126)
Gross profit		40,129	209,596	147,964		147,964
Operating and other non-operating expenses	(1,302,620)	(30,656)	(91,343)	(1,329,925)	(99,474)	(1,558,635)
Gain (loss) from discontinued operations	$ 9,473	$ (1,302,620)	$ 118,253	$ (1,329,925)	$ (99,474)	$ (1,410,671)	$ (1,510,145)	$ (1,391,892)